OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENTS
Disclosure of detailed information about entity reportable segments, assets and liabilities

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2019
External revenue	$99,572	$23,543	$21,713	$—	$—	$53,825	$198,653
Intersegment revenue	49,818	—	—	—	—	(49,818)	—
Amortization and depletion	30,816	1,436	2,431	253	4	245	35,185
Exploration and evaluation expenses	608	2,550	889	8,508	176	10	12,741
Non-cash change in reclamation and remediation provision	—	6,829	2,923	—	—	—	9,752
Care and maintenance costs	—	795	—	—	—	—	795
Impairment of goodwill	38,682	—	—	—	—	—	38,682
Interest income	14	—	—	4	—	708	726
Finance costs	5,741	—	—	2	—	9	5,752
Loss before income taxes	(66,473)	(7,436)	(2,796)	(9,524)	(264)	(3,785)	(90,278)
Income tax expense	—	122	91	–	—	531	744
Net loss	(66,473)	(7,558)	(2,887)	(9,524)	(264)	(4,316)	(91,022)
Additions to non-current assets	28,593	317	3,963	1,195	—	821	34,889

As at December 31, 2019
Total assets	$177,683	$7,060	$15,304	$28,414	$2,159	$40,122	$270,742
Total liabilities	$107,354	$15,772	$2,445	$29,556	$—	$15,116	$170,243

	Operations
	Tucano	THE GMC	Topia	Coricancha	Exploration	Corporate	Total
2018
External revenue	$—	$39,635	$19,799	$—	$—	$—	$59,434
Amortization and depletion	—	1,515	1,975	46	4	33	3,573
Exploration and evaluation expenses	—	1,456	298	7,101	243	886	9,984
Non-cash change in reclamation and remediation provision	—	(214)	—	—	—	—	(214)
Interest income	—	—	—	260	7	1,251	1,518
Finance costs	—	—	—	1	—	19	20
Income (loss) before income taxes	—	1,028	3,922	(7,103)	(3,032)	(4,226)	(9,411)
Income tax expense (recovery)	—	(92)	(59)	—	—	803	652
Net income (loss)	—	1,120	3,981	(7,103)	(3,032)	(5,029)	(10,063)
Additions to non-current assets	—	959	773	(536)	—	—	1,196

As at December 31, 2018
Total assets	$—	$7,990	$12,813	$27,538	$2,427	$62,008	$112,776
Total liabilities	$—	$5,995	$2,395	$27,278	$—	$4,452	$40,120